Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
CTIVP® – T. Rowe Price Large Cap Value Fund Class 2
Shareholder Report [Line Items]
Fund Name	CTIVP® – T. Rowe Price Large Cap Value Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about CTIVP ® – T. Rowe Price Large Cap Value Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Net Assets	$ 1,786,380,189
Holdings Count | Holding	81
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,786,380,189
Total number of portfolio holdings	81
Portfolio turnover for the reporting period	17%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted
. The Fund's portfolio composition is subject to change.
Top Holdings
Elevance Health, Inc.	2.8%
Chubb Ltd.	2.7%
Wells Fargo & Co.	2.5%
Bank of America Corp.	2.3%
L3Harris Technologies, Inc.	2.2%
Johnson & Johnson	2.2%
News Corp., Class A	2.2%
Hartford Financial Services Group, Inc. (The)	2.1%
American International Group, Inc.	2.0%
Fiserv, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Elevance Health, Inc.	2.8%
Chubb Ltd.	2.7%
Wells Fargo & Co.	2.5%
Bank of America Corp.	2.3%
L3Harris Technologies, Inc.	2.2%
Johnson & Johnson	2.2%
News Corp., Class A	2.2%
Hartford Financial Services Group, Inc. (The)	2.1%
American International Group, Inc.	2.0%
Fiserv, Inc.	2.0%

CTIVP® – T. Rowe Price Large Cap Value Fund Class 1
Shareholder Report [Line Items]
Fund Name	CTIVP® – T. Rowe Price Large Cap Value Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about CTIVP ® – T. Rowe Price Large Cap Value Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 1,786,380,189
Holdings Count | Holding	81
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,786,380,189
Total number of portfolio holdings	81
Portfolio turnover for the reporting period	17%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to chang
e
.
Top Holdings
Elevance Health, Inc.	2.8%
Chubb Ltd.	2.7%
Wells Fargo & Co.	2.5%
Bank of America Corp .	2.3%
L3Harris Technologies, Inc.	2.2%
Johnson & Johnson	2.2%
News Corp., Class A	2.2%
Hartford Financial Services Group, Inc. (The)	2.1%
American International Group, Inc.	2.0%
Fiserv, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Elevance Health, Inc.	2.8%
Chubb Ltd.	2.7%
Wells Fargo & Co.	2.5%
Bank of America Corp .	2.3%
L3Harris Technologies, Inc.	2.2%
Johnson & Johnson	2.2%
News Corp., Class A	2.2%
Hartford Financial Services Group, Inc. (The)	2.1%
American International Group, Inc.	2.0%
Fiserv, Inc.	2.0%